Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years days	Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment due to other than temporary impairment new accounting standard that increased retained earnings and accumulated other comprehensive loss, pretax			$ 83,000,000
Minimum percentage of the fair value of the loaned security the borrower must post as cash collateral	102.00%
Maximum percentage of the fair value of the loaned security the borrower must post as cash collateral	105.00%
Minimum days delinquent when a loan can be considered a problem loan (in days)	60
Minimum number of years the loan is expected to have a high probability of default as a potential problem loan (in years)	3
Property, Plant and Equipment, Gross	1,100,000,000	1,000,000,000
Accumulated depreciation	507,000,000	473,000,000
Minimum estimated useful life of the respective assets (in years)	2
Maximum estimated useful life of the respective assets (in years)	40
Minimum assumed interest rates on limited payment pension contracts on large case pension business (in hundredths)	2.00%	1.80%
Maximum assumed interest rates on limited payment pension contracts on large case pension business (in hundredths)	11.30%	11.30%
Minimum assumed interest rates on long-duration group life and long-term care contracts (in hundredths)	2.50%	2.50%
Maximum assumed interest rates on long-duration group life and long-term care contracts (in hundredths)	8.80%	8.80%
Discounted unpaid claim liabilities related to long-term disability and premium waiver contracts	1,800,000,000	1,900,000,000
Undiscounted value of unpaid claim liabilities related to long-term disability and premium waiver contracts	2,600,000,000	2,600,000,000
Minimum rate used to discount the reserves supporting our long-term disability and premium waiver contracts (in hundredths)	3.50%	3.50%
Maximum rate used to discount the reserves supporting our long-term disability and premium waiver contracts (in hundredths)	6.00%	6.00%
Minimum interest rate for pension and annuity investment contracts (in hundredths)	3.80%	3.50%
Maximum interest rate for pension and annuity investment contracts (in hundredths)	8.00%	11.80%
Minimum interest rate for group health and life contracts (in hundredths)	0.00%	0.00%
Maximum interest rate for group health and life contracts (in hundredths)	3.50%	4.00%
FSP FAS 115-2 and FAS 124-2 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment due to other than temporary impairment new accounting standard that increased retained earnings and accumulated other comprehensive loss, after tax			54,000,000
Cumulative effect adjustment due to other than temporary impairment new accounting standard that increased retained earnings and accumulated other comprehensive loss, pretax			$ 83,000,000